Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Schedule of trade and other payables

Figures in million - SA rand	2022	2021	2020
Trade creditors	4,147	3,670	4,325
Accruals and other creditors	5,470	5,192	4,166
Other	1,276	1,581	32
Financial liabilities	10,893	10,443	8,523
Payroll creditors	2,496	2,485	2,492
Leave pay accrual	2,123	2,045	2,016
VAT payable	141	189	176
Total trade and other payables	15,653	15,162	13,207